Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FDP Series, Inc.
Prospectus Date	rr_ProspectusDate	Sep. 28, 2015
Supplement [Text Block]	fdpsi_SupplementTextBlock
FDP SERIES, INC.

Franklin Templeton Total Return FDP Fund

(the “Fund”)

Supplement dated November 18, 2015 to the

Summary Prospectus, Prospectus and Statement of Additional Information of the Fund, each dated
September 28, 2015

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus entitled “Key Facts About Franklin Templeton Total Return FDP Fund — Principal Investment Strategies of the Fund” and the sections of the Prospectus entitled “Fund Overview — Key Facts About Franklin Templeton Total Return FDP Fund — Principal Investment Strategies of the Fund” and “Details About the Funds — How Each Fund Invests — Franklin Templeton Total Return FDP Fund — Principal Investment Strategies” are amended to add the following:

The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

The section of the Summary Prospectus entitled “Key Facts About Franklin Templeton Total Return FDP Fund — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Franklin Templeton Total Return FDP Fund — Principal Risks of Investing in the Fund” are amended to add the following as a principal risk:

Collateralized Debt Obligations Risk — In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid securities.

Franklin Templeton Total Return FDP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fdpsi_SupplementTextBlock
FDP SERIES, INC.

Franklin Templeton Total Return FDP Fund

(the “Fund”)

Supplement dated November 18, 2015 to the

Summary Prospectus, Prospectus and Statement of Additional Information of the Fund, each dated
September 28, 2015

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus entitled “Key Facts About Franklin Templeton Total Return FDP Fund — Principal Investment Strategies of the Fund” and the sections of the Prospectus entitled “Fund Overview — Key Facts About Franklin Templeton Total Return FDP Fund — Principal Investment Strategies of the Fund” and “Details About the Funds — How Each Fund Invests — Franklin Templeton Total Return FDP Fund — Principal Investment Strategies” are amended to add the following:

The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

The section of the Summary Prospectus entitled “Key Facts About Franklin Templeton Total Return FDP Fund — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Franklin Templeton Total Return FDP Fund — Principal Risks of Investing in the Fund” are amended to add the following as a principal risk:

Collateralized Debt Obligations Risk — In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid securities.